Reconciliation of loss after income tax to net cash used in operating activities - Disclosure of reconciliation of profit or loss to operating cash flows (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of reconciliation of profit or loss to operating cash flows [Line Items]
Loss after income tax expense from continuing operations	$ (12,467)	$ (10,270)	$ (6,039)
Adjustments for:
Depreciation & amortisation	1,084	1,084	1,547
Impairment of property, plant & equipment		1	143
Net loss on disposal on disposal of non-current assets			136
Net fair value loss on financial assets	168	1,809	3,944
Share based payments	262	246	165
Shares issued for no consideration			30
Foreign exchange differences			(251)
Gain on legal settlement			(8,411)
Loss on contingent consideration	474	63	(1,461)
Change in operating assets & liabilities:	(10,479)	(7,067)	(10,196)
Decrease in trade and other receivables	358	825	1,724
Increase in accrued revenue	0	(138)	97
Decrease/(increase) in prepayments	(168)	398	(10)
Decrease/(increase) in trade and other payables	1,721	(409)	88
Decrease in deferred tax liability	(298)	(298)	(305)
Increase/(decrease) in other provisions	55	(25)	(58)
Net cash used in operating activities	$ (8,810)	$ (6,714)	$ (8,660)